Expense by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 1,616	¥ 1,228	¥ 723
Welfare, medical and other expenses	295	293	204
Share-based compensation expenses	519	487	384
Contribution to pension plans	97	69	62
Employee benefits expense	¥ 2,527	¥ 2,077	¥ 1,373